Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities
Schedule of other liabilities balance
	December 31, 2023	December 31, 2022
	$	$
Warrants	-	445,216
PSUs	-	156,499
	-	601,715
Less: current portion	-	176,434

Non-current portion	-	425,281

Schedule of warrant activity
	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	5,097,550	4.50	5,097,550	4.50
Expired	(2,289,667)	4.50	-	-

Outstanding, end of year	2,807,883	4.50	5,097,550	4.50

Exercisable, end of year	2,807,883	4.50	5,097,550	4.50

Schedule of warrants outstanding and exercisable
Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	2,807,883	4.50	0.23

	2,807,883	4.50	0.23

Schedule of grant date fair value of warrants
	December 31, 2023	December 31, 2022
Expected stock price volatility	32%	37%
Risk-free interest rate	3.91%	4.07%
Expected life	0.23 years	0.84 years
Grant date share price	$2.04	$2.28
Expected dividend yield	2.12%	1.72%

Schedule of PSU activity
	2023		2022
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	895,166	0.23	787,584	1.36
Granted	-	-	107,582	0.23
Expired	(895,166)	-	-	-

Outstanding, end of year	-	-	895,166	0.23

Vested, end of year	-	-	-	-

Schedule of grant date fair value of PSUs
	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	38%
Risk-free interest rate	N/A	4.41%
Expected life	N/A	0.77 years
Grant date share price	N/A	C$3.14
Expected dividend yield	N/A	1.72%